Document and Entity Information	12 Months Ended
Aug. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Document Period End Date	Aug. 31, 2019
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Current Fiscal Year End Date	--08-31
Entity Registrant Name	Bright Scholar Education Holdings Ltd
Entity Central Index Key	0001696355
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Shell Company	false
Amendment Flag	false
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	26,859,136
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	93,690,000